PENSIONS - Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of funded status:
Projected benefit obligation	$ (49,943)	$ (46,093)	$ (51,171)
Fair value of plan assets	15,223	13,121	$ 13,634
Funded (unfunded) status at end of year	(34,720)	(32,972)
Equity securities
Reconciliation of funded status:
Fair value of plan assets	14,323	12,291
Cash
Reconciliation of funded status:
Fair value of plan assets	900	830
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(11,479)	(9,818)
Fair value of plan assets	14,323	12,291
Funded (unfunded) status at end of year	2,844	2,473
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(38,464)	(36,275)
Fair value of plan assets	900	830
Funded (unfunded) status at end of year	$ (37,564)	$ (35,445)